Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	¥ 2,541	$ 368	¥ 2,694	¥ 5,773
Effect of differing tax rates in different jurisdictions	1,976	286	656	208
Non-taxable income	(44)	(6)	(89)	(995)
Non-deductible expenses	534	77	965	3,416
Research and development super-deduction	(2,274)	(330)	(1,645)	(1,549)
Effect of PRC preferential tax rates and tax holiday	(1,507)	(217)	(1,557)	(2,891)
Effect of tax rate changes on deferred taxes	119	17	109	(0)
Reversal of prior year's income taxes	(913)	(132)	(734)	(951)
PRC withholding tax	181	26	615	122
Valuation allowance	1,965	285	2,173	936
Taxation for the year	¥ 2,578	$ 374	¥ 3,187	¥ 4,064
Effective tax rate	25.50%	25.50%	29.60%	18.00%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	¥ 0.54	$ 0.08	¥ 0.56	¥ 1.06